Capital disclosures	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capital disclosures	Capital disclosures:
The Company’s objective in managing liquidity and capital is to safeguard the Company’s ability to continue as a going concern and to provide financial capacity and flexibility to meet its strategic objectives, with a focus on cash preservation and liquidity.

As at	Dec 31 2021	Dec 31 2020
Liquidity:
Cash and cash equivalents	$932,069	$833,841
Undrawn credit facility	300,000	300,000
Undrawn G3 construction facility	600,000	627,000
Total liquidity	$1,832,069	$1,760,841
Capitalization:
G3 construction facility	$—	$176,335
Unsecured notes, including current portion	1,981,199	1,979,125
Egypt limited recourse debt facilities, including current portion	—	46,948
Other limited recourse debt facilities, including current portion	176,993	160,964
Total debt	2,158,192	2,363,372
Non-controlling interests	271,155	292,357
Shareholders’ equity	1,683,576	1,149,100
Total capitalization	$4,112,923	$3,804,829
Total debt to capitalization [2]	52%	62%
Net debt to capitalization [3]	39%	51%
[1]     Total debt (including 100% of Egypt and Other limited recourse debt facilities) divided by total capitalization.
[2]     Total debt (including 100% of Egypt and Other limited recourse debt facilities) less cash and cash equivalents divided by total capitalization less cash and cash equivalents.

The Company manages its liquidity and capital structure and makes adjustments to it in light of changes to economic conditions, the underlying risks inherent in its operations and capital requirements to maintain and grow its operations. The strategies employed by the Company may include the issue or repayment of general corporate debt, the issue of project debt, private placements by limited recourse subsidiaries, the issue of equity, the payment of dividends and the repurchase of shares.
The Company is not subject to any statutory capital requirements and has no commitments to sell or otherwise issue common shares except pursuant to outstanding employee stock options.
The Company has access to a $300 million committed revolving credit facility, along with a non-revolving construction facility for the Geismar 3 project, both facilities are with a syndicate of highly rated financial institutions. During the year ended December 31, 2021, the Company repaid $173 million (excluding finance fees) on its non-revolving construction facility, and extended the maturity date for the revolving credit facility from July 2024 to July 2026. The non-revolving construction facility maturity date was extended from July 2024 to July 2025, and the size of facility was reduced from $800 million to $600 million. The credit facilities are subject to certain financial covenants (note 8).